Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($) $ / shares shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 Bs. / shares	Dec. 31, 2016 ARS ($)
Disclosure of investments in associates and joint ventures [line items]
Securities Face Value | $ / shares	$ 10
Book Value	$ 67,602	$ 32,698
Cost	6,782
Net profit (loss)	(33,379)	38,606	$ 12,672
Equity	548,099	362,357	152,533			$ 118,661
Associates [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	6,789	2,533
Cost	$ 611
Associates [member] | Oleoductos del Valle S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	4,072,749
Book Value	$ 1,778	710
Main Business	Oil transportation by pipeline
Registered Address	Florida 1, P. 10º, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 110
Net profit (loss)	1,707
Equity	$ 4,728
Holding in capital stock	37.00%
Associates [member] | Terminales Maritimas Patagonicas S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	476,034
Book Value	$ 711	226
Main Business	Oil storage and shipment
Registered Address	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2019
Capital Stock	$ 14
Net profit (loss)	713
Equity	$ 2,111
Holding in capital stock	33.15%
Associates [member] | Oiltanking Ebytem S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	351,167
Book Value	$ 871	424
Main Business	Hydrocarbon transportation and storage
Registered Address	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 12
Net profit (loss)	869
Equity	$ 2,775
Holding in capital stock	30.00%
Associates [member] | Central Dock Sud S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 0.01
Securities Amount | shares	11,869,095,145
Book Value	$ 1,542	625
Main Business	Electric power generation and bulk marketing
Registered Address	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 1,231
Net profit (loss)	3,447
Equity	$ 15,284
Holding in capital stock	10.25%
Associates [member] | YPF Gas S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	59,821,434
Book Value	$ 965	258
Main Business	Gas fractionation, bottling, distribution and transport for industrial and/or residential use
Registered Address	Macacha Güemes 515, P.3º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2019
Capital Stock	$ 176
Net profit (loss)	1,388
Equity	$ 4,218
Holding in capital stock	33.99%
Associates [member] | Other Related Parties [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	$ 922	290
Cost	611
Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	60,813	30,165
Cost	6,171
Net profit (loss)	$ 5,936	3,814	$ 885
Joint Ventures [member] | YPF Energia Electrica S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	1,879,916,921
Book Value	$ 35,382	19,320
Cost	$ 1,085
Main Business	Exploration, explotation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 3,747
Net profit (loss)	4,227
Equity	$ 45,539
Holding in Capital Stock	75.00%
Joint Ventures [member] | Compania Mega S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	244,246,140
Book Value	$ 5,211	3,405
Main Business	Separation, fractionation and transportation of natural gas liquids
Registered Address	San Martín 344, P. 10º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2019
Capital Stock	$ 643
Net profit (loss)	220
Equity	$ 12,612
Holding in Capital Stock	38.00%
Joint Ventures [member] | Profertil S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	391,291,320
Book Value	$ 10,778	6,133
Main Business	Production and marketing of fertilizers
Registered Address	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2019
Capital Stock	$ 783
Net profit (loss)	335
Equity	$ 23,498
Holding in Capital Stock	50.00%
Joint Ventures [member] | Refinera Del Norte S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	45,803,655
Book Value	$ 1,881	$ 1,307
Main Business	Refining
Registered Address	Maipú 1, P. 2º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2019
Capital Stock	$ 92
Net profit (loss)	(298)
Equity	$ 3,296
Holding in Capital Stock	50.00%
Joint Ventures [member] | Oleoducto Loma Campana-Lago Pellegrini S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	738,139,164
Book Value	$ 762
Cost	$ 738
Main Business	Construction and operation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 868
Net profit (loss)	(303)
Equity	$ 909
Holding in Capital Stock	85.00%
Joint Ventures [member] | CT Barragn SA [Member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	4,279,033,952
Book Value	$ 6,799
Cost	$ 4,348
Main Business	Production and generation of electric energy
Registered Address	Maipú 1, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 8,558
Net profit (loss)	2,370
Equity	$ 13,619
Holding in Capital Stock	50.00%
Subsidiaries [member] | YPF International S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | Bs. / shares					Bs. 100
Securities Amount | shares	66,897
Main Business	Investment
Registered Address	Calle La Plata 19, Santa Cruz de la Sierra, República de Bolivia
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 15
Net profit (loss)	5
Equity	$ 78
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Holdings Inc. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares				$ 0.01
Securities Amount | shares	810,614
Main Business	Investment and finance
Registered Address	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 48,461
Net profit (loss)	(6)
Equity	$ (12,848)
Holding in Capital Stock	100.00%
Subsidiaries [member] | Operadora de Estaciones de Servicios S.A.[member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	163,701,747
Main Business	Commercial management of YPF’s gas stations
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 164
Net profit (loss)	1,193
Equity	$ 4,307
Holding in Capital Stock	99.99%
Subsidiaries [member] | A-Evangelista S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	307,095,088
Main Business	Engineering and construction services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 307
Net profit (loss)	(3,446)
Equity	$ (698)
Holding in Capital Stock	100.00%
Subsidiaries [member] | Metrogas S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	398,419,700
Main Business	Providing the public service of natural gas distribution
Registered Address	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 569
Net profit (loss)	110
Equity	$ 19,500
Holding in Capital Stock	70.00%
Subsidiaries [member] | YPF Chile S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Amount | shares	50,968,649
Main Business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered Address	Villarica 322; Módulo B1, Qilicura, Santiago
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 2,730
Net profit (loss)	(1,013)
Equity	$ 2,196
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Tecnologia S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	234,291,000
Main Business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 459
Net profit (loss)	436
Equity	$ 2,729
Holding in Capital Stock	51.00%
Subsidiaries [member] | Compania de Inversiones Mineras S.A. [Member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	236,474,420
Main Business	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2019
Capital Stock	$ 236
Net profit (loss)	(407)
Equity	$ 76
Holding in Capital Stock	100.00%